Consolidated Statements of Changes in Equity (parenthetical) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Changes in Equity
Dividends on common stock (in dollars per share)	$ 12.00	$ 6.00	$ 6.00